VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

Voya Russia Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 2, 2018

to the Funds’ Class A, Class C, Class I, Class O and Class W shares Prospectus

(a “Prospectus”)

Voya Global Equity Dividend Fund

Effective October 1, 2018, Moudy El Khodr no longer serves as portfolio manager for the Fund and Pieter Schop is added as a portfolio manager for the Fund. Effective November 1, 2018, Nicholas Simar no longer serves as portfolio manager for the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

1)	All references to Moudy El Khodr and Nicholas Simar as portfolio managers for the Fund are hereby removed from the Fund’s Prospectus.

2)	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectus for Voya Global Equity Dividend Fund is deleted and replaced with the following:

Portfolio Managers
Pieter Schop	Bruno Springael
Portfolio Manager (since 10/18)	Portfolio Manager (since 06/11)

3)	The following paragraph is included in the sub-sections of the Fund’s Prospectus entitled “Management of the Funds – Voya Global Equity Dividend Fund.”

Pieter Schop, Portfolio Manager, is senior investment manager for Global High Dividend at NNIP Advisors. Mr. Schop joined NNIP Advisors in 1996, holding several positions within the NNIP equity team responsible for a wide range of sectors and countries. In his most recent role, Mr. Schop was a senior portfolio manager for Optimized Portfolio Strategies and lead portfolio manager for euro equities at NNIP Advisors from 2015 to 2018. Prior to joining NNIP Advisors, Mr. Schop was a consultant at Mercer Ten Pas, assessing key institutional investors.

Voya Russia Fund

Effective November 1, 2018, Ivo Luiten no longer serves as portfolio manager for Voya Russia Fund.

4)	All references to Ivo Luiten as a portfolio manager for the Fund are hereby removed from the Fund’s Prospectus.

5)	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectus for Voya Russia Fund is deleted and replaced with the following:

Portfolio Manager

Renat Nadyukov

Portfolio Manager (since 08/13)

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

Voya Russia Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 2, 2018

to the Class A, Class C, Class I, Class O, and Class W shares Statement of Additional

Information (the “SAI”)

Voya Global Equity Dividend Fund

Effective October 1, 2018, Moudy El Khodr no longer serves as portfolio manager for the Fund and Pieter Schop is added as a portfolio manager for the Fund. Effective November 1, 2018, Nicholas Simar no longer serves as portfolio manager for the Fund. All references to Moudy El Khodr and Nicolas Simar as portfolio managers for the Fund are hereby removed from the Fund’s SAI.

Effective immediately, the Fund’s SAI is revised as follows:

1.

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Pieter Schop[1]	2	$815,000,000	6	$2,367,000,000	0	$0

1 As of October 1, 2018

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Pieter Schop[1]	None

1 As of October 1, 2018

Voya Russia Fund

Effective November 1, 2018, Ivo Luiten no longer serves as portfolio manager for the Fund. All references to Ivo Luiten as a portfolio manager for the Fund are hereby removed from the Fund’s SAI.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE